Long-term Debt	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Long-term Debt [Text Block]

16. Long-Term Debt

	December 31, 2011	December 31, 2010

Revolving credit facilities	$1,143,667	$1,087,765
Senior secured debenture, series B	57,030	58,315
IRBs	109,000	109,000
Other	3,396	4,579
	1,313,093	1,259,659
Less current portion of long-term debt	1,500	1,500
	$1,311,593	$1,258,159

U.S. revolving credit facility

Effective July 2, 2010, the Company entered into an Amended and Restated Senior Secured Revolving Credit Facility (the “U.S. facility”) on behalf of IESI, a wholly owned subsidiary of the Company in connection with the closing of the WSI acquisition. Monies available from the U.S. facility were used to repay WSI's outstanding U.S. indebtedness on closing and are available for permitted acquisitions, subject to certain restrictions, capital expenditures, refinancing existing indebtedness, working capital, letters of credit and for general corporate purposes. Entering into the U.S. facility increased the Company's availability from $783,500 to $950,000 and increased the total additional availability under the facility (the “accordion feature”) from $36,500 to $300,000. In addition, the maturity date was extended from January 21, 2012 to July 2, 2014 and certain covenants were amended to reflect the financial condition and operations of the combined U.S. companies. Financial covenants under the U.S. facility include a maximum total funded debt to rolling four-quarter EBITDA ratio of 4.0 times, a minimum rolling four-quarter EBITDA to interest expense ratio of 2.5 times, a capital expenditure maximum of 1.1 times actual depreciation and landfill depletion expense for any fiscal year and the facility precludes IESI from paying dividends if their funded debt to EBITDA ratio exceeds 3.9 times, all of which are defined and calculated in accordance with the terms of the U.S. facility. The U.S. facility requires that IESI maintain interest rate hedges at fixed rates for at least 40% of the total funded debt, as defined therein.

Pricing ranges from 250 to 325 basis points over LIBOR for borrowings on LIBOR and 150 to 225 basis points over bank prime for prime rate advances. Interest is payable quarterly in arrears. Pricing on financial letters ranges from 262.5 basis points to 337.5 basis points and pricing on standby fees range from 37.5 to 62.5 basis points.

Security under the U.S. facility represents an interest over all assets of the U.S. operating companies and a pledge of the U.S. operating entities equity.

In December 2010, the Company exercised a portion of the accordion feature available under its U.S. facility. Exercising a portion of the accordion feature increased available lending under the U.S. credit facility by $127,500 to $1,077,500 effective January 13, 2011. The accordion feature remaining on the U.S. facility declined by a similar amount.

On July 7, 2011, the Company entered into a second amendment to its U.S. facility. Entering into the second amendment increased the total commitment to $1,377,500, from $1,250,000. Available lending under the amended U.S. facility is $1,122,500, up $45,000 from $1,077,500, and the facility has a $255,000 accordion feature. Financial covenants remained principally unchanged, however the second amendment permits a maximum total funded debt to rolling four-quarter EBITDA ratio of 4.5 times and a maximum senior secured debt to rolling four-quarter EBITDA ratio of 3.5 times should the Company borrow an amount no less than $150,000 and loan these borrowings to IESI. In addition, the restriction precluding IESI from paying dividends if their funded debt to EBITDA ratio exceeds 3.9 times increases to 4.4 times should IESI receive monies from Company borrowings. The U.S. facility was also modified to allow IESI to be in compliance with the requirement to maintain interest rate hedges at fixed rates for at least 40% of total funded debt so long as its' in place interest rate hedges are not more than $10,000 under than the hedging requirement at the 40% test and the test is performed quarterly.

Pricing declined on advances drawn under the U.S. facility by 75 basis points. Pricing ranges from 175 to 250 basis points over LIBOR for borrowings on LIBOR and 75 to 150 basis points over bank prime for prime rate advances. Pricing on financial letters of credit are 175 to 250 basis points which represents a decline of 75 basis points from previous pricing points. Fronting fees of 12.5 basis points on financial letters of credit are payable at all pricing levels. Standby fees declined by 12.5 basis points and range from 25 to 50 basis points. All other significant terms remain unchanged.

At December 31, 2011, $800,500 (2010 – $761,000) was drawn on the U.S. facility. The Company's U.S. facility makes available, net of letters of credit totaling $143,655 (2010 – $139,901), $178,345 at December 31, 2011 (2010 – $49,099). At December 31, 2011 $178,345 (2010 - $49,099) was immediately available for borrowing. The U.S. facility bears interest at either Bank of America's prime rate or LIBOR plus an applicable margin. Interest is payable quarterly in arrears and unused revolving credit facility commitments are subject to a standby fee. At December 31, 2011, the interest rate applicable to $795,000 (2010 – $610,000) of borrowings on the U.S. facility was LIBOR plus 225 basis points, or 2.52% (2010 – 3.27%), and the interest rate applicable to the balance of accommodations outstanding, $5,500 (2010 - $151,000), was Bank of America's prime rate plus applicable margin, or 4.50% (2010 – 5.25%). At December 31, 2011, the Company's standby fee was 0.375% (2010 – 0.50%).

As a condition of borrowing, the Company is required to have long-term debt, or have entered into interest rate swaps, on a fixed rate basis, for not less than 40% of total funded debt. Please refer to Note 23 for the list of interest rate swaps the Company has entered into in satisfaction of this requirement.

Canadian revolving credit facility

Effective July 2, 2010, in connection with the closing of the WSI acquisition, the Company entered into a Sixth Amended and Restated Credit Facility Agreement in Canada (the “Canadian facility”) on behalf of BFI Canada Inc. (“BFI”), a wholly owned subsidiary of the Company. Monies available from the Canadian facility were used to repay WSI's outstanding Canadian indebtedness on closing and are available for general corporate purposes, including permitted acquisitions, subject to certain restrictions. Entering into the Canadian facility increased the Company's availability from C$305,000 to C$525,000 and increased the total additional availability under the facility (the “accordion feature”) from C$45,000 to C$125,000. All committed monies under the Canadian facility are revolving. In addition, the maturity date was extended from May 30, 2011 to July 2, 2014 and certain covenants were amended to reflect the financial condition and operations of the combined Canadian companies. Financial covenant amendments included an increase in the maximum funded debt to EBITDA ratio, as defined and calculated in accordance with the terms of the Canadian facility, from 2.75 times to 3.0 times. The funded debt to EBITDA ratio covenant expands to a maximum of 3.25 times for a period of two quarters following the completion of an acquisition which exceeds C$75,000.

Pricing on advances drawn on the facility ranges from 112.5 to 237.5 basis points over bank prime for borrowings on prime and 212.5 to 337.5 basis points over Bankers' Acceptances (“BA”) for borrowing on BAs. Pricing on financial letters ranges from 212.5 to 337.5 basis points and pricing for standby fees ranges from 55 to 85 basis points. Pricing in non-financial letters of credit ranges from 141.5 to 225 basis points.

Security under the Canadian facility represents a first priority perfected security interest over all personal and real property of the Canadian operating companies and a pledge of the Canadian operating entities equity held by the Canadian parent.

Effective July 15, 2011, the Company entered into an Amending Agreement to its Canadian facility which resulted in a 62.5 basis points pricing decline for advances made under the facility. Pricing now ranges from 50 to 175 basis points over bank prime for borrowings on prime and 150 to 275 basis points over BAs for borrowings on BAs. Pricing on financial letters of credit decreased by similar amounts and pricing ranges from 150 to 275 basis points. Standby fees declined between 15 and 17.5 basis points, and pricing ranges from 37.5 to 68.8 basis points, while non-financial letters of credit decreased between 41.3 and 41.7 basis points and pricing ranges from 100 to 183.3 basis points. All other significant terms were unchanged.

At December 31, 2011, C$349,000 (2010 – C$325,000) is drawn on the Canadian facility. The Company's availability under this facility, net of letters of credit totaling C$55,481 (2010 – C$53,355), amounts to C$120,519 at December 31, 2011 (2010 - C$146,645). At December 31, 2011, C$120,519 (2010 - C$146,645) was immediately available for borrowing under the Canadian facility. At December 31, 2011, the Company's standby fee was 0.50% (2010 – 0.65%) and Canadian facility advances were principally priced at the BA rate of 1.20%, plus a spread of 2.0% (2010 – 1.22%, plus a spread of 2.625%).

Senior secured debenture, series B (“debenture”)

On June 25, 2004, BFI issued a C$58,000 senior secured, series B debenture, bearing interest at 7.015%. Interest on the series B debenture is payable quarterly in arrears, and payments commenced on September 26, 2004. The series B debenture is payable in full on June 26, 2014. The debenture is redeemable in whole or in part from time to time at a price equal to the greater of par and the net present value of all scheduled payments of interest and principal using a discount rate equivalent to the sum of the Government of Canada Yield plus a margin. The debenture is secured by a charge over all the personal and real property of BFI, Ridge (Chatham) Holdings G.P. Inc., and Ridge (Chatham) Holdings L.P. and the shares of BFI and its subsidiaries. The debenture ranks equally with the Company's Canadian revolving credit facility.

On July 2, 2010, the Company entered into the Fifth Amended and Restated Trust Indenture (the “trust indenture”). The purpose of entering into the trust indenture was to permit the Company to repay WSI's outstanding Canadian indebtedness with accommodations available under the Canadian facility. The amount drawn, maturity, pricing, security and significant terms and covenants were largely unchanged as a result of entering into the trust indenture. Covenants were modified to reflect the financial condition and operations of the combined BFI and WSI companies in Canada and changes to the Canadian facility. The financial covenant modified in the Canadian facility section was similarly modified in the trust indenture. While pricing remained substantially unchanged, pricing was modified to allow for an additional charge should the Company's credit quality deteriorate. Credit quality deterioration, includes, but is not limited to, a rating agency downgrade below investment grade and a funded debt to EBITDA ratio, as defined and calculated in accordance with the terms of the trust indenture, which exceeds 2.75 times.

IRBs

On December 1, 2009, the Company entered into a 30-year agreement with Seneca County Industrial Development Agency, which permits the Company access to IRBs (“2009 Seneca IRB Facility”). The 2009 Seneca IRB Facility makes $90,000 available to the Company to fund a portion of its landfill construction and equipment expenditures at its Seneca Meadows landfill. The 2009 Seneca IRB Facility bears interest at a weekly floating interest rate that approximates the Securities Industry and Financial Markets Association Municipal Swap Index (“SIFMA Index”). Interest is payable monthly in arrears, commencing on February 1, 2010. At December 31, 2011, the daily interest rate applicable to the 2009 Seneca IRB Facility was 0.18% (2010 – 0.40%). The 2009 Seneca IRB Facility matures on December 1, 2039 and is guaranteed by IESI. At December 31, 2011, $5,000 (2010 - $5,000) was drawn under this facility and $452 (2010 - $434) was restricted (Note 8).

On March 1, 2007, the Company entered into a 15-year agreement with the Mission Economic Development Corporation, which permitted the Company access to IRBs (“TX IRB Facility”). The TX IRB Facility makes $24,000 available to the Company to fund a portion of its landfill construction activities, and equipment, vehicle, and container expenditures in its Texas operations.  The TX IRB Facility bears interest at LIBOR less an applicable discount, and interest is payable monthly in arrears, commencing on May 1, 2007. At December 31, 2011, the daily interest rate applicable to the TX IRB Facility was 0.16% (2010 – 0.41%). The TX IRB Facility matures on April 1, 2022 and is secured by a letter of credit equal to the amount drawn on the facility. At December 31, 2011 and 2010 this facility has been drawn in full.

On November 16, 2006, the Company entered into a 22-year agreement with the Pennsylvania Economic Development Financing Authority, which permitted the Company access to IRBs (“PA IRB Facility”). The PA IRB Facility makes $35,000 available to the Company to fund a portion its landfill construction, equipment, vehicle, and container expenditures in its Pennsylvania operations. The PA IRB Facility bears interest at LIBOR less an applicable discount, and interest is payable monthly in arrears, commencing on December 1, 2006. At December 31, 2011, the daily interest rate applicable to the PA IRB Facility was 0.15% (2010 – 0.40%). The PA IRB Facility matures on November 1, 2028 and is secured by a letter of credit equal to the amount drawn on the facility. At December 31, 2011 and 2010 this facility was drawn in full.

On October 20, 2005, the Company entered into a 30-year agreement with the Seneca County Industrial Development Agency, which permits the Company access to IRBs (“2005 Seneca IRB Facility”). The 2005 Seneca IRB Facility makes $45,000 available to the Company to fund a portion of its Seneca Meadows landfill construction and equipment expenditures. The 2005 Seneca IRB Facility bears interest at LIBOR less an applicable discount, and interest is payable monthly in arrears, commencing on November 1, 2005. Effective August 1, 2008, the Company remarketed its 2005 Seneca IRB Facility. The amended and restated 2005 Seneca IRB Facility, which originally bore interest at LIBOR less an applicable discount, bears interest at 6.625% for a term of 5 years. The 2005 Seneca IRB Facility matures on October 1, 2035 and is guaranteed by IESI. At December 31, 2011 and 2010 this facility was drawn in full.

Other

In connection with the WSI acquisition, the Company assumed a note that was originally payable to WCA of Florida LLC (“WCA”) and subsequently assigned to Credit Suisse. The note has an original issue date of June 29, 2007 and was originally issued for $10,500. The note is non-interest bearing and requires payments of $125 per month until its maturity in June 2014. The note was entered into as part of a transaction between WSI and WCA to acquire certain WCA assets in Florida and to sell certain WSI operations in Texas. The note is secured by the WCA assets acquired.

Consolidated long-term debt

The Company is subject to various restrictions included in its long-term debt financing agreements. At December 31, 2011 and 2010 the Company is in compliance with all restrictions included in these agreements.

Interest on long-term debt amounted to $62,086 (2010 - $48,786). Interest on long-term debt includes deferred financing cost amortization and write-offs and excludes capitalized interest.

Principal repayments required in each of the next five years ending December 31, and thereafter are as follows:

2012	$1,500
2013	1,500
2014	1,201,093
2015	-
2016	-
Thereafter	109,000
$1,313,093